Average Annual Total Returns		12 Months Ended	60 Months Ended	87 Months Ended	95 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Net Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		32.39%	7.91%		6.91%
MSCI World ex USA Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Net Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		31.22%	8.92%		7.38%
Hardman Johnston International Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		40.67%	5.29%		7.92%
Performance Inception Date	Feb. 14, 2018
Hardman Johnston International Growth Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		39.26%	5.03%		7.71%
Hardman Johnston International Growth Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		24.36%	4.07%		6.40%
Hardman Johnston International Growth Fund Retail Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		40.25%	5.03%	7.78%
Performance Inception Date	Sep. 17, 2018